Net Revenue - Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers [Abstract]
Trade accounts receivable	$ 3,877,391	$ 4,231,924
Contract liabilities	(498,107)	(344,423)
Total customer contract revenue	$ 3,379,284	$ 3,887,501